UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06221
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Brandywine Blue Fund, Inc.
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(Exact name of registrant as specified in charter)

     P.O. Box 4166
Greenville, Delaware 19807
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(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE 19807
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(Name and address of agent for service)

(302) 656-3017
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2008

Item 1. Schedule of Investments.

Brandywine Blue Fund Schedule of Investments June 30, 2008 (Unaudited)

Shares or Principal Amount		Value
Common Stocks-97.1% (A)
CONSUMER DISCRETIONARY
Computer & Electronics Retail-1.1%
1,207,970	GameStop Corp.*	$48,801,988
	Total Consumer Discretionary	48,801,988

CONSUMER STAPLES
Agricultural Products-1.3%
540,700	Bunge Ltd.	58,227,983

Drug Retail-4.6%
5,113,000	CVS Caremark Corp.	202,321,410

Food Retail-2.4%
3,671,300	Kroger Co.	105,990,431

Hypermarkets & Super Centers-4.1%
2,576,100	Costco Wholesale Corp.	180,687,654

Personal Products-1.4%
1,728,000	Avon Products, Inc.	62,242,560
	Total Consumer Staples	609,470,038

ENERGY
Coal & Consumable Fuels-6.7%
1,887,200	Arch Coal, Inc.	141,596,616
1,700,700	Peabody Energy Corp.	149,746,635

Oil & Gas Drilling-8.1%
1,152,800	Helmerich & Payne, Inc.	83,024,656
3,415,100	Nabors Industries Ltd.*	168,125,373
654,372	Transocean, Inc.	99,719,749

Oil & Gas Equipment & Services-3.0%
2,620,600	Weatherford International Ltd.*	129,955,554

Oil & Gas Exploration & Production-5.6%
2,177,200	Chesapeake Energy Corp.	143,608,112
341,900	CNX Gas Corp.*	14,373,476
1,854,400	Petrohawk Energy Corp.*	85,877,264

	Total Energy	1,016,027,435

FINANCIALS
Thrifts & Mortgage Finance-0.7%
1,675,200	New York Community Bancorp, Inc.	29,885,568
	Total Financials	29,885,568

HEALTH CARE
Biotechnology-3.2%
2,660,600	Gilead Sciences, Inc.*	140,878,770

Life Sciences Tools & Services-4.2%
3,028,100	Thermo Fisher Scientific, Inc.*	168,756,013
210,700	Waters Corp.*	13,590,150

Pharmaceuticals-3.7%
3,473,800	Teva Pharmaceutical Industries Ltd. SP-ADR	159,100,040
	Total Health Care	482,324,973

INDUSTRIALS
Aerospace & Defense-1.6%
1,399,333	Honeywell International Inc.	70,358,463

Airlines-1.8%
6,033,700	Southwest Airlines Co.	78,679,448

Construction & Engineering-6.2%
861,500	Fluor Corp.	160,307,920
1,480,700	Foster Wheeler Ltd.*	108,313,205

Electrical Components & Equipment-2.2%
1,942,600	Emerson Electric Co.	96,061,570

Heavy Electrical Equipment-1.4%
2,177,900	ABB Ltd. SP-ADR*	61,678,128

Industrial Conglomerates-1.3%
923,200	McDermott International, Inc.*	57,136,848

Industrial Machinery-2.3%
751,800	SPX Corp.	99,034,614
	Total Industrials	731,570,196

INFORMATION TECHNOLOGY
Communications Equipment-4.5%
2,556,600	Corning Inc.	58,929,630
903,200	Harris Corp.	45,602,568
794,100	Research In Motion Ltd.*	92,830,290

Computer Hardware-1.7%
432,600	Apple, Inc.*	72,434,544

Computer Storage & Peripherals-2.5%
7,346,400	EMC Corp.*	107,918,616

IT Consulting & Other Services-0.7%
1,519,000	SAIC, Inc.*	31,610,390

Semiconductor Equipment-1.4%
982,900	MEMC Electronic Materials, Inc.*	60,487,666

Semiconductors-2.5%
3,938,100	Broadcom Corp.*	107,470,749

Systems Software-4.5%
7,037,500	Oracle Corp.*	147,787,500
2,588,393	Symantec Corp.*	50,085,405
	Total Information Technology	775,157,358

MATERIALS
Commodity Chemicals-2.6%
2,440,500	Celanese Corp.	111,433,230

Industrial Gases-3.5%
1,560,200	Air Products and Chemicals, Inc.	154,241,372

Steel-0.4%
396,900	Steel Dynamics, Inc.	15,506,883
	Total Materials	281,181,485

TELECOMMUNICATION SERVICES
Wireless Telecommunication Services-2.2%
1,972,200	NII Holdings Inc.*	93,659,778
	Total Telecommunication Services	93,659,778

UTILITIES
Gas Utilities-2.5%
1,580,800	Equitable Resources, Inc.	109,170,048

Independent Power Producers-1.2%
1,258,400	NRG Energy, Inc.*	53,985,360
	Total Utilities	163,155,408

	Total common stocks
	(Cost $3,845,471,326)	4,231,234,227

Short-Term Investments-5.7% (A)
Federal Agencies-5.6%
$245,200,000	Federal Home Loan Bank, due 7/01/08,
	discount of 2.00%	245,200,000

	Total federal agencies
	(Cost $245,200,000)	245,200,000

Variable Rate Demand Note-0.1%
3,419,285	U.S. Bank, N.A., 2.23%	3,419,285
	Total variable rate demand note
	(Cost $3,419,285)	3,419,285

	Total short-term investments
	(Cost $248,619,285)	248,619,285

	Total investments-102.8%
	(Cost $4,094,090,611)	4,479,853,512

	Liabilities, less cash and
	receivables (2.8%) (A)	(121,454,470)

	TOTAL NET ASSETS-100.0%	$4,358,399,042

* Non-dividend paying security.
(A) Percentages for the various classifications relate to net assets.
ADR-American Depositary Receipts

As of June 30, 2008, investment cost for federal tax purposes was $4,103,811,038 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$509,194,640
Aggregate gross unrealized depreciation	(133,152,166)
Net unrealized appreciation	$376,042,474

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brandywine Advisors Midcap Growth Fund Schedule of Investments June 30, 2008 (Unaudited)

Shares or Principal Amount		Value
Common Stocks-98.2% (A)
CONSUMER DISCRETIONARY
Apparel Retail-3.6%
291,500	Urban Outfitters, Inc.*	$9,091,885

Computer & Electronics Retail-1.0%
61,000	GameStop Corp.*	2,464,400

General Merchandise Stores-1.1%
84,900	Big Lots, Inc.*	2,652,276
4,900	Dollar Tree, Inc.*	160,181
	Total Consumer Discretionary	14,368,742

CONSUMER STAPLES
Household Products-2.8%
126,700	Church & Dwight Co., Inc.	7,139,545

Hypermarkets & Super Centers-0.6%
37,000	BJ's Wholesale Club, Inc.*	1,431,900
	Total Consumer Staples	8,571,445

ENERGY
Coal & Consumable Fuels-3.3%
111,100	Arch Coal, Inc.	8,335,833

Oil & Gas Drilling-6.7%
58,400	Helmerich & Payne, Inc.	4,205,968
85,600	Hercules Offshore, Inc.*	3,254,512
195,800	Nabors Industries Ltd.*	9,639,234

Oil & Gas Equipment & Services-4.8%
6,400	Acergy SA SP-ADR	142,464
70,600	Complete Production Services, Inc.*	2,571,252
7,900	Core Laboratories N.V.*	1,124,565
102,526	Global Industries, Ltd.*	1,838,291
104,200	Oil States International, Inc.*	6,610,448

Oil & Gas Exploration & Production-8.1%
85,900	Cabot Oil & Gas Corp.	5,818,007
38,600	CNX Gas Corp.*	1,622,744
98,000	Comstock Resources, Inc.*	8,274,140
108,200	Petrohawk Energy Corp.*	5,010,742
	Total Energy	58,448,200

FINANCIALS
Thrifts & Mortgage Finance-0.7%
97,200	New York Community Bancorp, Inc.	1,734,048
	Total Financials	1,734,048

HEALTH CARE
Biotechnology-2.4%
92,900	Cephalon, Inc.*	6,195,501

Health Care Equipment-2.5%
14,600	Beckman Coulter, Inc.	985,938
113,300	Gen-Probe Inc.*	5,379,484

Health Care Supplies-0.1%
11,500	Immucor, Inc.*	297,620

Life Sciences Tools & Services-9.0%
68,900	Charles River Laboratories International, Inc.*	4,404,088
95,300	Covance Inc.*	8,197,706
128,600	Thermo Fisher Scientific, Inc.*	7,166,878
48,200	Varian Inc.*	2,461,092
12,300	Waters Corp.*	793,350

Pharmaceuticals-1.6%
127,300	Perrigo Co.	4,044,321
	Total Health Care	39,925,978

INDUSTRIALS
Airlines-1.8%
353,800	Southwest Airlines Co.	4,613,552

Construction & Engineering-5.7%
53,800	EMCOR Group, Inc.*	1,534,914
39,600	Fluor Corp.	7,368,768
36,400	Quanta Services, Inc.*	1,211,028
104,000	URS Corp.*	4,364,880

Diversified Commercial & Professional Services-2.0%
191,400	Corrections Corporation of America*	5,257,758

Electrical Components & Equipment-2.0%
187,000	GrafTech International Ltd.*	5,017,210

Environmental & Facilities Services-1.7%
143,100	Republic Services, Inc.	4,250,070

Human Resource & Employment Services-0.3%
16,700	Watson Wyatt Worldwide Inc.	883,263

Industrial Conglomerates-7.0%
133,000	McDermott International, Inc.*	8,231,370
87,700	Walter Industries, Inc.	9,539,129

Industrial Machinery-2.3%
1,000	CLARCOR Inc.	35,100
43,700	SPX Corp.	5,756,601

Marine-0.1%
9,600	Excel Maritime Carriers Ltd.	376,800
	Total Industrials	58,440,443

INFORMATION TECHNOLOGY
Communications Equipment-4.0%
205,200	Harris Corp.	10,360,548

Data Processing & Outsourced Services-2.5%
119,400	Affiliated Computer Services, Inc.*	6,386,706

Electronic Equipment Manufacturers-2.2%
60,200	Mettler-Toledo International Inc.*	5,710,572

Electronic Manufacturing Services-0.4%
47,028	Molex Inc.	1,147,953

IT Consulting & Other Services-0.7%
90,400	SAIC, Inc.*	1,881,224

Semiconductors-0.8%
86,300	Intersil Corp.	2,098,816

Systems Software-1.7%
82,900	Check Point Software Technologies Ltd.*	1,962,243
79,300	MICROS Systems, Inc.*	2,417,857
	Total Information Technology	31,965,919

MATERIALS
Commodity Chemicals-2.1%
116,500	Celanese Corp.	5,319,390

Diversified Chemicals-4.4%
143,900	FMC Corp.	11,143,616

Metal & Glass Containers-2.4%
232,100	Crown Holdings, Inc.*	6,032,279

Steel-0.3%
18,494	Steel Dynamics, Inc.	722,561
	Total Materials	23,217,846

TELECOMMUNICATION SERVICES
Wireless Telecommunication Services-2.1%
112,700	NII Holdings Inc.*	5,352,123
	Total Telecommunication Services	5,352,123

UTILITIES
Gas Utilities-2.2%
81,700	Equitable Resources, Inc.	5,642,202

Independent Power Producers & Energy Traders-1.2%

70,200	NRG Energy, Inc.*	3,011,580
	Total Utilities	8,653,782

	Total common stocks
	(Cost $216,823,584)	250,678,526

Short-Term Investments-2.1% (A)
Federal Agencies-1.4%
$3,700,000	Federal Home Loan Bank, due 7/01/08,
	discount of 2.00%	3,700,000
	Total federal agencies
	(Cost $3,700,000)	3,700,000

Variable Rate Demand Note-0.7%
1,745,983	Wisconsin Corporate Central Credit Union, 2.15%	1,745,983
	Total variable rate demand note
	(Cost $1,745,983)	1,745,983
	Total short-term investments
	(Cost $5,445,983)	5,445,983

	Total investments-100.3%
	(Cost $222,269,567)	256,124,509

	Liabilities, less cash and
	receivables (0.3%) (A)	(870,352)

	TOTAL NET ASSETS-100.0%	$255,254,157

* Non-dividend paying security.
(A) Percentages for the various classifications relate to net assets.
ADR-American Depositary Receipts
N.V.-Netherlands Antillies Limited Liability Corp.

As of June 30, 2008, investment cost for federal tax purposes was $222,564,984 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$41,490,309
Aggregate gross unrealized depreciation	(7,930,784)
Net unrealized appreciation	$33,559,525

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandywine Blue Fund, Inc.

By (Signature and Title)		/s/ William F. D'Alonzo
William F. D’Alonzo, President
Date	8/08/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ William F. D'Alonzo
William F. D’Alonzo, President

Date	8/08/08

By (Signature and Title)		/s/ Lynda J. Campbell
Lynda J. Campbell, Treasurer

Date	8/11/08